Income Taxes	6 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

Generally, WFOE, Pop Investment, Shuzhi Sports, Pop Culture, Pupu Sibo, Pop Network, Guangzhou Shuzhi, Shenzhen Pop, Shenzhen Jam Box, Hualiu Digital, Zhongpu Shuyuan, Xiamen Shuzhi, and Pupu Digital, which were incorporated in PRC, are subject to enterprise income tax on their taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

According to Taxation 2019 No. 13, which was effective from January 1, 2019 to December 31, 2021, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference, including a preferential tax rate of 5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million. In 2021, the preferential tax rate was reduced by half. During the six months ended December 31, 2023, Pop Network qualified as a small-scale and low-profit enterprise.

i) The components of the income tax provision are as follows:

	For the Six Months Ended December 31,
	2023	2022
Current income tax provision	$155,325	$193,212
Deferred income tax benefit	(10,617)	(17,184)
Total	$144,708	$176,028

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended December 31, 2023 and 2022:

	For the Six Months Ended December 31,
	2023	2022
China Statutory income tax rate	25.00%	25.00%
Temporary difference	25.73%	-%
Permanent difference	(0.37)%	(0.18)%
Effect of different tax jurisdiction	(14.75)%	-%
Effect of favorable tax rates on small-scale and low-profit entities	0.43%	(0.31)%
Valuation allowance	(42.13)%	(28.30)%
Effective tax rate	(6.09)%	(3.79)%

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that gives rise to deferred tax assets as of December 31, 2023 and June 30, 2023 was as follows:

	As of December 31,	As of June 30,
	2023	2023

Deferred tax assets:
Net operating loss carry forwards	$2,598,013	$3,266,711
Allowance for doubtful accounts	1,506,510	1,092,957
Total deferred tax assets	4,104,523	4,359,668
Valuation allowance	(4,093,704)	(4,359,668)
Total deferred tax assets, net	$10,819	$-